Condensed Consolidated Statements of Operations Parenthetical (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Depreciation:
Net of (gains) losses on sale of real and personal property	$ (22,496)	$ (20,888)	$ (23,058)
Related party:
Related party revenues, net of eliminations	38,135	48,061	46,746
Related party, costs and expenses, net of eliminations	$ 46,461	$ 44,120	$ 39,748